Pensions and Other Benefit Plans (Details 10) (USD $) In Millions, unless otherwise specified	Dec. 29, 2013	Dec. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	$ 20,901	$ 17,536
Qualified Plans [Member] | U.S. retirement plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	13,990	11,464
Projected benefit obligation	11,921	12,420
Accumulated benefit obligations	10,745	11,001
Projected benefit obligation	2,069	(956)
Accumulated benefit obligation	3,245	463
Non Qualified Plans [Member] | U.S. retirement plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	0	0
Projected benefit obligation	1,296	1,343
Accumulated benefit obligations	1,065	1,070
Projected benefit obligation	(1,296)	(1,343)
Accumulated benefit obligation	(1,065)	(1,070)
Funded Plans [Member] | International retirement plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	6,911	6,072
Projected benefit obligation	7,797	7,586
Accumulated benefit obligations	6,974	6,774
Projected benefit obligation	(886)	(1,514)
Accumulated benefit obligation	(63)	(702)
Unfunded Plans [Member] | International retirement plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	0	0
Projected benefit obligation	474	480
Accumulated benefit obligations	419	422
Projected benefit obligation	(474)	(480)
Accumulated benefit obligation	$ (419)	$ (422)